Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS
PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K
(Rule), we are providing the following information about the relationship between what the SEC defines as “compensation actually paid”(CAP) and certain aspects of the Company’s financial performance. The OECC did not consider the Pay Versus Performance disclosure below in making its pay decisions for any of the years shown. This information shall not be deemed to be incorporated into any other filing with the SEC.
The following table discloses information on CAP to our principal executive officer (PEO), who is our CEO, and to the remainder of the NEOs during the specified years alongside TSR and net income metrics as well as EPS. Net income is a relevant measure as it comprises approximately 50% of the formula for the EAIP. The Company selected EPS as important in linking NEOs’ CAP to Company performance, because EPS is the predominant metric used in our performance share awards under our LTIP and because it aligns executives’ interests with shareholders’ interests and drives a focus on earnings as further described on page 50.
The table below and the discussion that follows includes CAP calculated in accordance with the Rule, which requires, among other things, the revaluation of unvested and outstanding equity awards, in the following ways, as applicable:

•	The year-end fair value of the equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;

•
The change in fair value from the end of the prior year to the end of the applicable year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the applicable fiscal year;

•	The fair value, as of the vesting date, of any awards that were granted and vested in the same year; and

•
The change in fair value from the end of the prior year to the vesting date or forfeiture date with respect to any awards granted in prior years that vested or failed to vest, as applicable, in the applicable year.

Stock awards include the dollar amount of accrued dividend equivalents. In addition, the Rule requires the subtraction of the aggregate change in actuarial present value of pension and the addition of pension service costs for services rendered for each relevant year.
The amounts reported in the Summary Compensation Table are largely based on the grant date fair value of equity compensation awards made during the applicable fiscal year, whereas CAP is based on the fair value of equity awards made during the year valued at year-end,
plus any change in the value of prior year’s awards, including awards granted in the prior four years, whether or not the NEO will ever actually receive that award. Thus, CAP for each year reflects all or portions of multiple years’ worth of equity awards, whereas the amounts reported in the Summary Compensation Table are based only on the equity awards granted in the applicable reporting year.
Importantly, as of the valuation dates in the table, none of the amounts included in CAP relating to unvested shares have been paid to our CEO or other NEOs. The amounts actually received will depend upon the Company’s performance and the Company’s stock price, including at the time the common stock underlying the equity awards is actually delivered.

CAP Calculated in Accordance with the
Rule

Year	Summary Compensation Table for Anderson PEO (1)	CAP to Anderson PEO (2)	Summary Compensation Table for Palfreyman PEO (1)	CAP to Palfreyman PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average CAP to Non-PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based on (5)		Net Income (7)	EPS (8)
							Company TSR	Peer Group TSR (6)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$575,775	$1,146,637	$3,695,467	$3,610,999	$1,557,143	$1,733,342	$126.55	$142.65	$113,319,000	$2.77

2024	4,137,585	3,721,091	—	—	1,320,446	1,325,377	102.25	122.91	78,871,000	2.03

2023	3,537,654	2,579,106	—	—	1,139,993	890,769	95.72	111.49	93,868,000	2.59

2022	3,641,640	3,295,181	—	—	1,153,599	1,202,476	111.89	117.52	86,303,000	2.54

2021	3,759,354	3,369,633	—	—	1,133,392	1,196,854	110.31	117.09	78,666,000	2.56

(1)
Amounts in columns (b) represent the total compensation reported in the Summary Compensation Table for the applicable year for
Mr. Anderson
, who was the CEO and our PEO for all of 2021 through 2024 and a portion of 2025, as well as the total compensation reported in the Summary Compensation Table for 2025 for
Mr. Palfreyman
, who was the CEO and our PEO for a portion of 2025.

(2)
Amounts in columns (c) represent CAP as computed in accordance with the Rule for the CEO(s). The dollar amounts do no
t refl
ect the actual amounts of compensation earned by or paid to the CEO(s) during the applicable year. To calculate CAP in accordance with the Rule, adjustments were made to the amounts reported in the Summary Compensation Table as described in the text preceding the table. A reconciliation of the adjustments is set forth in a table following these footnotes.

(3)
Amounts reported in column (d)
represent
the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs other than the CEO(s). For 2025, the NEOs other than the CEO(s) include Raymond J. Kaszuba III, MardiLyn Saathoff, Kimberly Rush, and Megan Berge. For 2024, the NEOs other than the CEO included Justin B. Palfreyman, Raymond J. Kaszuba III, Brody J. Wilson, MardiLyn Saathoff, and Kimberly Rush. For 2023, the NEOs other than the CEO included Justin B. Palfreyman, Frank Burkhartsmeyer, Brody J. Wilson, MardiLyn Saathoff, and Kimberly Rush. For years prior to 2023, the NEOs other than the CEO included Justin B. Palfreyman, Frank Burkhartsmeyer, MardiLyn Saathoff, and Kimberly Rush.

(4)
Amounts in column (e) represent CAP as computed in accordance with the Rule for the average of the NEOs other than the CEO(s). The dollar amounts do not reflect the actual amounts of compensation earned by or paid to the other NEOs during the applicable year. To calculate CAP in accordance with the Rule, adjustments were made to the amounts reported in the Summary Compensation Table as described in the text preceding the table. A reconciliation of the adjustments is set forth in a table following these footnotes.

(5)	Pursuant to the Rule, the comparison assumes $100 was invested on December 31, 2020 in the Company’s common stock.

(6)
In accordance with the Rule, Peer Group TSR is determined using the same peer group identified in the Compensation Discussion & Analysis, weighted according to the respective peers’ stock market capitalization at the beginning of each period for which a return is indicated. This peer group was consistent throughout the five-year period displayed, except that Clearway Energy, Inc. was added in 2024, and South Jersey Industries, Inc. was part of the peer group until it was acquired
in 2023. Each adjustment to the peer group was made to provide a better comparator group to the Company.

(7)	Net income in accordance with GAAP.

(8)	EPS in accordance with GAAP.

Reconciliation of CAP
Adjustments

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(Minus)/ Plus Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid

PEO ( Palfreyman )

2025	$3,695,467	$—	$—	$(1,726,208)	$1,400,517	$143,377	$—	$97,846	$—	$3,610,999

PEO (Anderson)

2025	$575,775	$—	$20,211	$—	$—	$331,486	$—	$377,735	$(158,570)	$1,146,637

2024	4,137,585	(572,759)	20,841	(1,629,976)	1,656,971	21,990	—	86,439	—	3,721,091

2023	3,537,654	(398,487)	20,015	(1,449,015)	1,179,999	(294,636)	—	(16,424)	—	2,579,106

2022	3,641,640	(481,596)	19,931	(1,450,637)	1,437,741	(36,880)	—	164,982	—	3,295,181

2021	3,759,354	(667,306)	19,988	(1,360,798)	1,409,352	55,819	—	153,224	—	3,369,633

Other NEOs (Average)

2025	$1,557,143	$121,113	$22,550	$(540,372)	$459,816	$56,288	$—	$56,804	$—	$1,733,342

2024	1,320,446	(36,293)	17,717	(450,767)	455,296	4,107	—	14,871	—	1,325,377

2023	1,139,993	(68,223)	14,116	(372,021)	302,953	(72,345)	—	4,113	(57,817)	890,769

2022	1,153,599	—	21,281	(412,749)	409,084	(10,518)	—	41,779	—	1,202,476

2021	1,133,392	(35,483)	21,162	(392,592)	406,594	15,053	—	48,728	—	1,196,854

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(3)
Amounts reported in column (d)
represent
the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs other than the CEO(s). For 2025, the NEOs other than the CEO(s) include Raymond J. Kaszuba III, MardiLyn Saathoff, Kimberly Rush, and Megan Berge. For 2024, the NEOs other than the CEO included Justin B. Palfreyman, Raymond J. Kaszuba III, Brody J. Wilson, MardiLyn Saathoff, and Kimberly Rush. For 2023, the NEOs other than the CEO included Justin B. Palfreyman, Frank Burkhartsmeyer, Brody J. Wilson, MardiLyn Saathoff, and Kimberly Rush. For years prior to 2023, the NEOs other than the CEO included Justin B. Palfreyman, Frank Burkhartsmeyer, MardiLyn Saathoff, and Kimberly Rush.

Peer Group Issuers, Footnote
(6)
In accordance with the Rule, Peer Group TSR is determined using the same peer group identified in the Compensation Discussion & Analysis, weighted according to the respective peers’ stock market capitalization at the beginning of each period for which a return is indicated. This peer group was consistent throughout the five-year period displayed, except that Clearway Energy, Inc. was added in 2024, and South Jersey Industries, Inc. was part of the peer group until it was acquired
in 2023. Each adjustment to the peer group was made to provide a better comparator group to the Company.

Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(Minus)/ Plus Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid

PEO ( Palfreyman )

2025	$3,695,467	$—	$—	$(1,726,208)	$1,400,517	$143,377	$—	$97,846	$—	$3,610,999

PEO (Anderson)

2025	$575,775	$—	$20,211	$—	$—	$331,486	$—	$377,735	$(158,570)	$1,146,637

2024	4,137,585	(572,759)	20,841	(1,629,976)	1,656,971	21,990	—	86,439	—	3,721,091

2023	3,537,654	(398,487)	20,015	(1,449,015)	1,179,999	(294,636)	—	(16,424)	—	2,579,106

2022	3,641,640	(481,596)	19,931	(1,450,637)	1,437,741	(36,880)	—	164,982	—	3,295,181

2021	3,759,354	(667,306)	19,988	(1,360,798)	1,409,352	55,819	—	153,224	—	3,369,633

Other NEOs (Average)

2025	$1,557,143	$121,113	$22,550	$(540,372)	$459,816	$56,288	$—	$56,804	$—	$1,733,342

2024	1,320,446	(36,293)	17,717	(450,767)	455,296	4,107	—	14,871	—	1,325,377

2023	1,139,993	(68,223)	14,116	(372,021)	302,953	(72,345)	—	4,113	(57,817)	890,769

2022	1,153,599	—	21,281	(412,749)	409,084	(10,518)	—	41,779	—	1,202,476

2021	1,133,392	(35,483)	21,162	(392,592)	406,594	15,053	—	48,728	—	1,196,854

Non-PEO NEO Average Total Compensation Amount	$ 1,557,143	$ 1,320,446	$ 1,139,993	$ 1,153,599	$ 1,133,392
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,733,342	1,325,377	890,769	1,202,476	1,196,854
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	(Minus)/ Plus Change in Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	Plus/ (Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	Equals Compensation Actually Paid

PEO ( Palfreyman )

2025	$3,695,467	$—	$—	$(1,726,208)	$1,400,517	$143,377	$—	$97,846	$—	$3,610,999

PEO (Anderson)

2025	$575,775	$—	$20,211	$—	$—	$331,486	$—	$377,735	$(158,570)	$1,146,637

2024	4,137,585	(572,759)	20,841	(1,629,976)	1,656,971	21,990	—	86,439	—	3,721,091

2023	3,537,654	(398,487)	20,015	(1,449,015)	1,179,999	(294,636)	—	(16,424)	—	2,579,106

2022	3,641,640	(481,596)	19,931	(1,450,637)	1,437,741	(36,880)	—	164,982	—	3,295,181

2021	3,759,354	(667,306)	19,988	(1,360,798)	1,409,352	55,819	—	153,224	—	3,369,633

Other NEOs (Average)

2025	$1,557,143	$121,113	$22,550	$(540,372)	$459,816	$56,288	$—	$56,804	$—	$1,733,342

2024	1,320,446	(36,293)	17,717	(450,767)	455,296	4,107	—	14,871	—	1,325,377

2023	1,139,993	(68,223)	14,116	(372,021)	302,953	(72,345)	—	4,113	(57,817)	890,769

2022	1,153,599	—	21,281	(412,749)	409,084	(10,518)	—	41,779	—	1,202,476

2021	1,133,392	(35,483)	21,162	(392,592)	406,594	15,053	—	48,728	—	1,196,854

Compensation Actually Paid vs. Total Shareholder Return
CAP Versus TSR
Of the measures displayed in the above table, TSR has the most direct and sig nific
ant impact on CEO and other NEO CAP
calculations
. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation, and 100% incentive equity awards, at-risk.
Approximately 51% of CEO compensation and approximately 39% of the average of other NEO compensation granted annually is composed of RSUs and performance share awards, and therefore is directly impacted by TSR. Additionally, the Rule requires that for each year that CAP is presented, outstanding but unvested equity awards are effectively re-calculated
using the stock price as of the end of the applicable year. While similar values of RSUs and performance share awards were granted across the five years displayed, macroeconomic trends and stock price variations may result in wider variation in TSR and CAP calculations shown in the table below. The CAP table above and charts below do not display the 25% reduction in performance share awards paid due to lower than targeted relative TSR results in each of 2021, 2022, 2023, and 2024 for the years preceding vesting.
The graph below shows the relationship between (1) CAP to our CEOs and the average of the CAP to our other NEOs, and (2) our cumulative TSR and peer group cumulative TSR, over the five fiscal years ending December 31, 2025. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

Compensation Actually Paid vs. Net Income
CAP Versus Net Income
The Rule requires that net income be presented as a performance measure in the CAP table above. In addition, net income comprises approximately 50% of the formula for the EAIP. The graph below shows the relationship between CAP to our CEOs and the average of the CAP to our other NEOs and the Company’s net income over the five fiscal years ending December 31, 2025, as reported in the Company’s consolidated financial statements.

Compensation Actually Paid vs. Company Selected Measure
Earnings
Per
Share
EPS is the Company-selected measure because three-year cumulative EPS is the predominant metric used in our performance share awards under our LTIP and because it aligns executives’ interests with shareholders’ interests and drives a focus on earnings. The Rules do not appear to permit a multi-year financial measure such as three-year cumulative EPS, so EPS was selected as the most closely aligned measure. The graph below shows the relationship between CAP paid to our CEOs and the average of our other NEOs and our EPS for each of the five fiscal years ending December 31, 2025.

Total Shareholder Return Vs Peer Group
CAP Versus TSR
Of the measures displayed in the above table, TSR has the most direct and sig nific
ant impact on CEO and other NEO CAP
calculations
. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation, and 100% incentive equity awards, at-risk.
Approximately 51% of CEO compensation and approximately 39% of the average of other NEO compensation granted annually is composed of RSUs and performance share awards, and therefore is directly impacted by TSR. Additionally, the Rule requires that for each year that CAP is presented, outstanding but unvested equity awards are effectively re-calculated
using the stock price as of the end of the applicable year. While similar values of RSUs and performance share awards were granted across the five years displayed, macroeconomic trends and stock price variations may result in wider variation in TSR and CAP calculations shown in the table below. The CAP table above and charts below do not display the 25% reduction in performance share awards paid due to lower than targeted relative TSR results in each of 2021, 2022, 2023, and 2024 for the years preceding vesting.
The graph below shows the relationship between (1) CAP to our CEOs and the average of the CAP to our other NEOs, and (2) our cumulative TSR and peer group cumulative TSR, over the five fiscal years ending December 31, 2025. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.

Tabular List, Table
Performance Measures
The seven performance measures listed below represent the most important measures the Company used to determine NEO compensation for fiscal year 2025. These measures and other identified considerations are further described in “Compensation Discussion & Analysis,” above.
Financial performance measures selected:

• Net Income	• Return on Invested Capital

• Earnings Per Share	• Return on Equity

• 3-Year Cumulative EPS	• 3-Year Relative TSR

• Total Shareholder Return

Total Shareholder Return Amount	$ 126.55	102.25	95.72	111.89	110.31
Peer Group Total Shareholder Return Amount	142.65	122.91	111.49	117.52	117.09
Net Income (Loss)	$ 113,319,000	$ 78,871,000	$ 93,868,000	$ 86,303,000	$ 78,666,000
Company Selected Measure Amount	2.77	2.03	2.59	2.54	2.56
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year Cumulative EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 7
Pay vs Performance Disclosure
Name	3-Year Relative TSR
Mr.Anderson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 575,775	$ 4,137,585	$ 3,537,654	$ 3,641,640	$ 3,759,354
PEO Actually Paid Compensation Amount	$ 1,146,637	$ 3,721,091	$ 2,579,106	$ 3,295,181	$ 3,369,633
PEO Name	Mr. Anderson	Mr. Anderson	Mr. Anderson	Mr. Anderson	Mr. Anderson
Mr.Palfreyman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,695,467	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 3,610,999	0	0	0	0
PEO Name	Mr. Palfreyman
PEO | Mr.Anderson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(572,759)	(398,487)	(481,596)	(667,306)
PEO | Mr.Anderson [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,211	20,841	20,015	19,931	19,988
PEO | Mr.Anderson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,629,976)	(1,449,015)	(1,450,637)	(1,360,798)
PEO | Mr.Anderson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,656,971	1,179,999	1,437,741	1,409,352
PEO | Mr.Anderson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,486	21,990	(294,636)	(36,880)	55,819
PEO | Mr.Anderson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr.Anderson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,735	86,439	(16,424)	164,982	153,224
PEO | Mr.Anderson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,570)	0	0	0	0
PEO | Mr.Palfreyman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Palfreyman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Palfreyman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,726,208)
PEO | Mr.Palfreyman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,400,517
PEO | Mr.Palfreyman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,377
PEO | Mr.Palfreyman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr.Palfreyman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,846
PEO | Mr.Palfreyman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,113	(36,293)	(68,223)	0	(35,483)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,550	17,717	14,116	21,281	21,162
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(540,372)	(450,767)	(372,021)	(412,749)	(392,592)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,816	455,296	302,953	409,084	406,594
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,288	4,107	(72,345)	(10,518)	15,053
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	56,804	14,871	4,113	41,779	48,728
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (57,817)	$ 0	$ 0